Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
J.P. Morgan Securities LLC
Barclays Capital Inc.
Goldman Sachs & Co. LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2020-B – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2020B_800M_External_ Decrypt.xlsx” (the “Data File”), provided by the Bank on June 26, 2020, containing certain information related to 64,887 student loans (the “Student Loans”) as of June 24, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2020-B. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts were within $1.00.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•
The term “Sources” means the ATLAS System, ENCORE System, FDR System, Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, and SSN card correspondence within the ENCORE System; Branch Categorization Screen within the ATLAS System; and, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).
B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable and indicated below), constituted an exception, except for certain procedures related to Social Security Number and Signature(s) on the Promissory Note described below. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources / Bank’s Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, SSN card correspondence, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen,
“FINANCIAL INSTITUTION” field on #NM CC Screen, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, total of all “FORBEARANCE PAYMENT” amounts on #CDS Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, total of all “PAYMENT REVERSAL” amounts on #CDS Screen, total of all “ACCRUED INTEREST” amounts on #CSS Screen, “CASH ADB 1 & 2” field on #ED2 Screen, and instructions provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and instructions provided by the Bank described below
Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO

Attributes	Sources / Bank’s Instructions

RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO
RM)” field on #NPO Screen, or “DUE DATE” field on #CSS Screen, and instructions provided by the Bank described below

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and instructions provided by the Bank described below
Interest Rate
“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and instructions provided by the Bank as described below
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

1.
For purposes of comparing Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number in the “Borrwer SSN” field in the Data File to the Social Security Number on the Promissory Note, (ii) compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence or the Counter Offer Modification Notification within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note. In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrwer SSN” field in the Data File, the Bank instructed us to locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File. In the event the Promissory Note for a Selected Student Loan was not available, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The

Promissory Note for one (1) Selected Student Loan was not available within the ENCORE System. This was not considered an exception.
2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date;

b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 366 (i.e., the total number of days in the 2020 calendar year); and,

c)
Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

f)
In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

g)
In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST”

amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

h)
In the event the Recomputed Current Principal Balance calculated in step (g) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the ending balance in the “CASH ADB 1 & 2” field on the #ED2 Screen.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP” or “F***,” the Loan Status was “In- Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, we were instructed by the Bank to calculate the Recomputed Current Status End Date as follows:

(i)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months1 between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months1 between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V”;

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E”;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T”; and,
h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

8.	For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:

(i)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)	add 0.0000099 and truncate to five decimals

(iii)	multiply by 366 (i.e., the total number of days in the 2020 calendar year), and

(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “2 year”;

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “Trade School”;

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non- Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

i)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Non-For Profit”;

j)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non- Title IV – Not For Profit”;

k)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “Current School ID” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources, except as listed in Exhibit B. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 64,887 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.
The procedures performed were applied based on the information contained in the Data File and Sources, and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
July 24, 2020

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2020B001	51	2020B051	101	2020B101	151	2020B151
2	2020B002	52	2020B052	102	2020B102	152	2020B152
3	2020B003	53	2020B053	103	2020B103	153	2020B153
4	2020B004	54	2020B054	104	2020B104	154	2020B154
5	2020B005	55	2020B055	105	2020B105	155	2020B155
6	2020B006	56	2020B056	106	2020B106	156	2020B156
7	2020B007	57	2020B057	107	2020B107	157	2020B157
8	2020B008	58	2020B058	108	2020B108	158	2020B158
9	2020B009	59	2020B059	109	2020B109	159	2020B159
10	2020B010	60	2020B060	110	2020B110	160	2020B160
11	2020B011	61	2020B061	111	2020B111	161	2020B161
12	2020B012	62	2020B062	112	2020B112	162	2020B162
13	2020B013	63	2020B063	113	2020B113	163	2020B163
14	2020B014	64	2020B064	114	2020B114	164	2020B164
15	2020B015	65	2020B065	115	2020B115	165	2020B165
16	2020B016	66	2020B066	116	2020B116	166	2020B166
17	2020B017	67	2020B067	117	2020B117	167	2020B167
18	2020B018	68	2020B068	118	2020B118	168	2020B168
19	2020B019	69	2020B069	119	2020B119	169	2020B169
20	2020B020	70	2020B070	120	2020B120	170	2020B170
21	2020B021	71	2020B071	121	2020B121	171	2020B171
22	2020B022	72	2020B072	122	2020B122	172	2020B172
23	2020B023	73	2020B073	123	2020B123	173	2020B173
24	2020B024	74	2020B074	124	2020B124	174	2020B174
25	2020B025	75	2020B075	125	2020B125	175	2020B175
26	2020B026	76	2020B076	126	2020B126	176	2020B176
27	2020B027	77	2020B077	127	2020B127	177	2020B177
28	2020B028	78	2020B078	128	2020B128	178	2020B178
29	2020B029	79	2020B079	129	2020B129	179	2020B179
30	2020B030	80	2020B080	130	2020B130	180	2020B180
31	2020B031	81	2020B081	131	2020B131	181	2020B181
32	2020B032	82	2020B082	132	2020B132	182	2020B182
33	2020B033	83	2020B083	133	2020B133	183	2020B183
34	2020B034	84	2020B084	134	2020B134	184	2020B184
35	2020B035	85	2020B085	135	2020B135	185	2020B185
36	2020B036	86	2020B086	136	2020B136	186	2020B186
37	2020B037	87	2020B087	137	2020B137	187	2020B187
38	2020B038	88	2020B088	138	2020B138	188	2020B188
39	2020B039	89	2020B089	139	2020B139	189	2020B189
40	2020B040	90	2020B090	140	2020B140	190	2020B190
41	2020B041	91	2020B091	141	2020B141	191	2020B191
42	2020B042	92	2020B092	142	2020B142	192	2020B192
43	2020B043	93	2020B093	143	2020B143	193	2020B193
44	2020B044	94	2020B094	144	2020B144	194	2020B194
45	2020B045	95	2020B095	145	2020B145	195	2020B195
46	2020B046	96	2020B096	146	2020B146	196	2020B196
47	2020B047	97	2020B097	147	2020B147	197	2020B197
48	2020B048	98	2020B098	148	2020B148	198	2020B198
49	2020B049	99	2020B099	149	2020B149	199	2020B199
50	2020B050	100	2020B100	150	2020B150	200	2020B200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2020B201	242	2020B242	283	2020B283	324	2020B324
202	2020B202	243	2020B243	284	2020B284	325	2020B325
203	2020B203	244	2020B244	285	2020B285	326	2020B326
204	2020B204	245	2020B245	286	2020B286	327	2020B327
205	2020B205	246	2020B246	287	2020B287	328	2020B328
206	2020B206	247	2020B247	288	2020B288	329	2020B329
207	2020B207	248	2020B248	289	2020B289	330	2020B330
208	2020B208	249	2020B249	290	2020B290	331	2020B331
209	2020B209	250	2020B250	291	2020B291	332	2020B332
210	2020B210	251	2020B251	292	2020B292	333	2020B333
211	2020B211	252	2020B252	293	2020B293	334	2020B334
212	2020B212	253	2020B253	294	2020B294	335	2020B335
213	2020B213	254	2020B254	295	2020B295	336	2020B336
214	2020B214	255	2020B255	296	2020B296	337	2020B337
215	2020B215	256	2020B256	297	2020B297	338	2020B338
216	2020B216	257	2020B257	298	2020B298	339	2020B339
217	2020B217	258	2020B258	299	2020B299	340	2020B340
218	2020B218	259	2020B259	300	2020B300	341	2020B341
219	2020B219	260	2020B260	301	2020B301	342	2020B342
220	2020B220	261	2020B261	302	2020B302	343	2020B343
221	2020B221	262	2020B262	303	2020B303	344	2020B344
222	2020B222	263	2020B263	304	2020B304	345	2020B345
223	2020B223	264	2020B264	305	2020B305	346	2020B346
224	2020B224	265	2020B265	306	2020B306	347	2020B347
225	2020B225	266	2020B266	307	2020B307	348	2020B348
226	2020B226	267	2020B267	308	2020B308	349	2020B349
227	2020B227	268	2020B268	309	2020B309	350	2020B350
228	2020B228	269	2020B269	310	2020B310	351	2020B351
229	2020B229	270	2020B270	311	2020B311	352	2020B352
230	2020B230	271	2020B271	312	2020B312	353	2020B353
231	2020B231	272	2020B272	313	2020B313	354	2020B354
232	2020B232	273	2020B273	314	2020B314	355	2020B355
233	2020B233	274	2020B274	315	2020B315	356	2020B356
234	2020B234	275	2020B275	316	2020B316	357	2020B357
235	2020B235	276	2020B276	317	2020B317	358	2020B358
236	2020B236	277	2020B277	318	2020B318	359	2020B359
237	2020B237	278	2020B278	319	2020B319	360	2020B360
238	2020B238	279	2020B279	320	2020B320	361	2020B361
239	2020B239	280	2020B280	321	2020B321
240	2020B240	281	2020B281	322	2020B322
241	2020B241	282	2020B282	323	2020B323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

		Exhibit B
		Exception List
Selected Student Loan Number	Student Loan Number	Attribute	Per Data File	Per Sources
65	2020B065	Remaining Term	73	59
274	2020B274	School Type 1	2	4